SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Asset and Liabilities Measured at Fair Value (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities		$ 1,143,000	$ 909,000
Interest rate swap		476,000
Interest rate swap			(947,000)
Total assets at fair value	$ 1,915,000	1,619,000	909,000
Total liabilities at fair value			(947,000)
Investments, equity securities	1,530,000	1,143,000
Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap	385,000	476,000
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities		1,143,000	909,000
Interest rate swap		0
Interest rate swap			0
Total assets at fair value	1,530,000	1,143,000	909,000
Total liabilities at fair value			0
Investments, equity securities	1,530,000	1,143,000
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities		0	0
Interest rate swap		476,000
Interest rate swap			(947,000)
Total assets at fair value	385,000	476,000	0
Total liabilities at fair value			(947,000)
Level 2 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap	385,000	476,000
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities		0	0
Interest rate swap		0
Interest rate swap			0
Total assets at fair value	0	0	0
Total liabilities at fair value	$ 0	$ 0	$ 0